Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ (4,760,089)	$ 4,151,600	$ 9,217,320
Equity investments at fair value	583,892	(665,814)	(378,606)
Other	0	(35,670)	0
Revaluation assets	0	(29,922,597)
Deferred tax benefit recognized in OCI	$ (4,176,197)	$ (26,472,481)	$ 8,838,714